SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Balanced Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 58.6%
Communications - 0.9%
Verizon Communications, Inc.	5,700	306,261

Consumer Durables - 0.5%
YETI Holdings, Inc. *	9,600	187,392

Consumer Non-Durables - 4.2%
Conagra Brands, Inc.	8,900	261,126
Constellation Brands, Inc.	1,700	243,712
Estee Lauder Cos., Inc. - Class A	1,950	310,713
Mondelez International, Inc.	5,000	250,400
NIKE, Inc.	1,775	146,864
PepsiCo, Inc.	1,975	237,198

		1,450,013

Consumer Services - 4.3%
McDonald’s Corp.	1,975	326,566
Starbucks Corp.	3,800	249,812
Visa, Inc.	4,750	765,320
Walt Disney Co.	1,200	115,920

		1,457,618

Electronic Technology - 8.0%
Advanced Micro Devices, Inc. *	2,500	113,700
Apple, Inc.	4,125	1,048,946
Applied Materials, Inc.	7,200	329,904
Broadcom, Inc.	1,460	346,166
Ciena Corp. *	5,500	218,955
Intel Corp.	5,575	301,719
Keysight Technologies, Inc. *	2,275	190,372
NVIDIA Corp.	675	177,930

		2,727,692

Energy Minerals - 0.8%
Chevron Corp.	1,825	132,239
Marathon Petroleum Corp.	6,000	141,720

		273,959

Finance - 4.5%
Ameriprise Financial, Inc.	1,625	166,530
Aon, PLC	1,150	189,796
Chubb, Ltd.	2,025	226,172
Everest Re Group, Ltd.	225	43,294
First Republic Bank	1,750	143,990
Goldman Sachs Group, Inc.	1,375	212,561
JPMorgan Chase & Co.	2,800	252,084
T Rowe Price Group, Inc.	2,075	202,624
US Bancorp	2,675	92,154

		1,529,205

Health Services - 2.2%
HCA Healthcare, Inc.	1,525	137,021
UnitedHealth Group, Inc.	2,450	610,981

		748,002

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 5.2%
Abbott Laboratories	2,950	232,784
Boston Scientific Corp. *	5,600	182,728
Bristol-Myers Squibb Co.	1,900	105,906
Bristol-Myers Squibb Co., Rights *	1,025	3,895
DexCom, Inc. *	900	242,343
Illumina, Inc. *	350	95,592
Intuitive Surgical, Inc. *	520	257,509
Johnson & Johnson	2,300	301,599
Thermo Fisher Scientific, Inc.	1,250	354,500

		1,776,856

Process Industries - 1.7%
Ecolab, Inc.	2,050	319,451
Sherwin-Williams Co.	600	275,712

		595,163

Producer Manufacturing - 4.4%
3M Co.	875	119,446
Honeywell International, Inc.	1,925	257,546
L3Harris Technologies, Inc.	1,450	261,174
Motorola Solutions, Inc.	1,125	149,535
Northrop Grumman Corp.	500	151,275
Raytheon Co.	1,175	154,101
Safran SA, ADR	3,400	74,154
Trane Technologies, PLC	2,175	179,633
United Technologies Corp.	1,550	146,212

		1,493,076

Retail Trade - 4.5%
Amazon.com, Inc. *	485	945,614
Home Depot, Inc.	2,050	382,756
TJX Cos., Inc.	3,150	150,602
Ulta Beauty, Inc. *	430	75,551

		1,554,523

Technology Services - 15.6%
Accenture, PLC	2,025	330,602
Adobe, Inc. *	1,525	485,316
Alphabet, Inc. - Class A *	550	639,073
Alphabet, Inc. - Class C *	205	238,376
Atlassian Corp., PLC *	2,200	301,972
Autodesk, Inc. *	1,700	265,370
Facebook, Inc. *	2,700	450,360
Intuit, Inc.	1,200	276,000
Microsoft Corp.	7,375	1,163,111
Paycom Software, Inc. *	550	111,106
PayPal Holdings, Inc. *	3,300	315,942
salesforce.com, Inc. *	3,575	514,729
Splunk, Inc. *	1,950	246,148

		5,338,105

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Balanced Fund (Continued)

Name of Issuer	Quantity /Principal Amount ($)	Fair Value ($)

Transportation - 1.1%
FedEx Corp.	700	84,882
Union Pacific Corp.	2,050	289,132

		374,014

Utilities - 0.7%
NextEra Energy, Inc.	1,035	249,042

Total Common Stocks (cost: $16,146,193)		20,060,921

Bonds - 33.4%

Asset-Backed Securities - 3.3%
Bayview Opportunity Master Fund, 2017-SPL1 A, 4.00%, 10/28/64 1, [4]	54,893	54,847
Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1 Mo. Libor + 0.65, 1.60%, 2/25/32 [1]	60,642	60,245
Irwin Home Equity Corp., 2005-1 M1, 5.92%, 6/25/35 [14]	23,081	22,839
New Century Home Equity Loan Trust, 2005-A A4W, 4.67%, 8/25/35 [14]	6,641	6,541
OSCAR US Funding Trust VII, LLC:
2017-2A A3, 2.45%, 12/10/21 [4]	79,996	80,107
2017-2A A4, 2.76%, 12/10/24 [4]	100,000	101,784
Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	34,506	37,137
2007-20H 1, 5.78%, 8/1/27	34,603	37,271
Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 1, [4]	197,053	192,989
2019-MH1 A2, 3.00%, 11/25/58 1, [4]	100,000	94,576
2019-SJ3 A2, 3.00%, 11/25/59 1, [4]	125,000	119,590
2019-SJ1 A1, 3.75%, 11/25/58 1, [4]	126,999	124,234
2019-3 A2, 4.00%, 2/25/59 1, 4	100,000	91,489
2019-SJ1 A2, 4.17%, 11/25/58 1, [4]	100,000	84,266

		1,107,915

Collateralized Mortgage Obligations - 9.0%
Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	99,792	105,185
2004-10 ZB, 6.00%, 2/25/34	115,159	133,660
2003-34 A1, 6.00%, 4/25/43	36,791	42,716
2004-T1 1A1, 6.00%, 1/25/44	23,243	27,016
1999-17 C, 6.35%, 4/25/29	12,236	13,722
2001-82 ZA, 6.50%, 1/25/32	17,195	19,162
2009-30 AG, 6.50%, 5/25/39	53,578	61,657
2013-28 WD, 6.50%, 5/25/42	50,205	60,085
2004-T1 1A2, 6.50%, 1/25/44	73,115	86,081
2004-W9 2A1, 6.50%, 2/25/44	40,597	47,768
2015-88 CJ, 6.50%, 7/25/44	104,652	117,613
2010-108 AP, 7.00%, 9/25/40	2,122	2,463
2004-T3, 1A3, 7.00%, 2/25/44	7,680	9,210
1993-21 KA, 7.70%, 3/25/23	23,332	24,873

Name of Issuer	Principal Amount ($)	Fair Value ($)

Freddie Mac:
4784 BV, 3.50%, 12/15/32	100,000	106,371
4293 BA, 5.29%, 10/15/47 [1]	12,720	14,402
2953 PG, 5.50%, 3/15/35	137,945	159,665
2122 ZE, 6.00%, 2/15/29	63,325	72,851
2126 C, 6.00%, 2/15/29	41,705	47,378
2485 WG, 6.00%, 8/15/32	41,363	48,237
2480 Z, 6.00%, 8/15/32	39,253	46,240
2575 QE, 6.00%, 2/15/33	18,913	22,103
2980 QA, 6.00%, 5/15/35	21,350	25,245
2283 K, 6.50%, 12/15/23	5,395	5,782
2357 ZJ, 6.50%, 9/15/31	23,912	26,757
T-59 1A1, 6.50%, 10/25/43	65,832	81,598
4520 HM, 6.50%, 8/15/45	39,869	48,300
1142 IA, 7.00%, 10/15/21	14,003	14,331
3946 KW, 7.00%, 11/15/29	1,066	1,081
3704 CT, 7.00%, 12/15/36	17,440	21,179
2238 PZ, 7.50%, 6/15/30	15,751	18,932
Government National Mortgage Association:
2015-80 BA, 6.99%, 6/20/45 [1]	27,389	32,514
2018-147 AM, 7.00%, 10/20/48	105,812	125,980
2018-160 DA, 7.00%, 11/20/48	95,300	115,058
2014-69 W, 7.21%, 11/20/34 [1]	30,208	35,594
2013-133 KQ, 7.30%, 8/20/38 [1]	29,646	35,255
2005-74 HA, 7.50%, 9/16/35	10,975	11,964
JP Morgan Mortgage Trust:
2019-HYB1 A5A, 3.00%, 10/25/49 1, [4]	155,384	146,237
2019-8 A4, 3.50%, 3/25/50 1, [4]	135,388	133,793
2019-9 A8, 3.50%, 5/25/50 1, [4]	125,000	120,365
2020-2 A4, 3.50%, 7/25/50 1, [4]	198,148	197,991
New Residential Mortgage Loan Trust:
2019-NQM5 A2, 2.86%, 11/25/59 1, [4]	96,583	94,914
2018-3A A1, 4.50%, 5/25/58 1, [4]	74,625	77,447
2016-2A B3, 5.64%, 11/26/35 1, [4]	41,745	41,159
PMT Loan Trust: 2013-J1 A11, 3.50%, 9/25/43 1, [4]	131,495	134,299
Sequoia Mortgage Trust:
2019-5 A4, 3.50%, 12/25/49 1, [4]	94,463	95,550
2020-2 A4, 3.50%, 3/25/50 1, [4]	148,810	149,438
Vendee Mortgage Trust:
2008-1 B, 6.36%, 3/15/25 [1]	12,342	14,437
1994-2 2, 6.83%, 5/15/24 [1]	11,703	12,178

		3,085,836

Corporate Bonds - 7.6%
3M Co., 6.38%, 2/15/28	150,000	191,961
Alphabet, Inc., 3.63%, 5/19/21	50,000	51,462
American Airlines 2016-2 Trust, 3.20%, 6/15/28	85,450	92,887
Archer-Daniels-Midland Co., 6.75%, 12/15/27	150,000	187,256
Brighthouse Financial, Inc., 4.70%, 6/22/47	100,000	77,972

2

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Brown & Brown, Inc., 4.20%, 9/15/24	68,000	71,717
Charles Stark Draper Laboratory, Inc., 4.39%, 9/1/48	100,000	128,618
Delta Air Lines 2015-1 Class A Pass Through Trust, 3.88%, 7/30/27	160,976	145,306
Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	39,611	40,019
Doric Nimrod Air Finance Alpha 2012-1 Trust, 5.13%, 11/30/22 [4]	30,824	31,274
Duke Energy Florida, LLC, 2.54%, 9/1/29	50,000	52,741
Entergy Louisiana, LLC, 4.95%, 1/15/45	150,000	158,554
Georgia-Pacific, LLC, 7.38%, 12/1/25	100,000	126,432
ITT, LLC, 7.40%, 11/15/25	25,000	30,233
Johnson & Johnson, 3.55%, 3/1/36	150,000	169,503
Lincoln National Corp., 7.00%, 6/15/40	100,000	110,195
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	150,000	145,245
Principal Financial Group, Inc., 3 Mo. Libor + 3.04, 4.70%, 5/15/55 [1]	100,000	88,000
Progressive Corp., 4.13%, 4/15/47	100,000	112,281
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	133,655
Spirit Airlines 2015-1A Trust, 4.10%, 4/1/28	114,773	111,651
Union Pacific Railroad Co., 2014-1 Pass Through Trust, 3.23%, 5/14/26	124,200	127,079
Wachovia Corp., (Subordinated), 7.57%, 8/1/26 [14]	75,000	93,325
WestRock MWV, LLC, 7.95%, 2/15/31	100,000	136,020

		2,613,386

Federal Home Loan Mortgage Corporation - 1.2%
5.00%, 10/1/43	75,908	83,403
6.50%, 2/1/22	8,323	8,494
7.50%, 7/1/29	117,633	138,622
7.50%, 3/1/33	110,765	133,662
8.00%, 2/1/34	14,183	17,312
8.50%, 9/1/24	10,103	10,575

		392,068

Federal National Mortgage Association - 3.0%
2.48%, 2/1/35	150,000	158,324
2.68%, 2/1/35	150,000	161,108
4.50%, 8/1/40	50,337	53,457
5.50%, 10/1/33	70,880	78,029
6.00%, 2/1/38	52,278	60,301
6.02%, 11/1/43	29,005	34,166
6.50%, 2/1/24	17,259	18,311
6.50%, 9/1/27	47,507	53,175
6.50%, 6/1/40	112,481	128,843
7.00%, 1/1/32	10,660	11,648
7.00%, 3/1/33	22,828	26,469
7.00%, 12/1/38	43,823	49,109
8.00%, 6/1/24	9,818	10,605

Name of Issuer	Principal Amount ($)	Fair Value ($)

8.00%, 1/1/31	11,598	11,720
8.00%, 2/1/31	18,931	23,828
8.00%, 9/1/37	67,408	86,184
8.43%, 7/15/26	2,826	2,892
8.50%, 10/1/30	24,304	29,161
10.00%, 6/1/31	27,619	31,002

		1,028,332

Government National Mortgage Association - 1.1%
5.00%, 5/20/48	97,626	105,534
5.75%, 12/15/22	26,468	27,852
6.50%, 2/20/32	92,887	109,313
6.50%, 11/20/38	19,785	22,368
7.00%, 12/15/24	10,026	10,769
7.00%, 11/20/27	12,708	14,718
7.00%, 9/20/29	34,335	40,003
7.00%, 9/20/38	11,653	14,137
7.50%, 4/20/32	25,430	29,718
8.00%, 7/15/24	7,006	7,412

		381,824

Taxable Municipal Securities - 7.4%
Baptist Health Obligated Group, 4.10%, 12/1/49	100,000	98,447
Bucks Co. Industrial Dev. Auth., 4.00%, 10/1/21	65,000	65,641
Buffalo State Col. Foundation Hsg. Corp., 2.80%, 11/1/30	100,000	101,762
Hartford HealthCare Corp., 3.45%, 7/1/54	250,000	237,001
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	104,960
Lane Cnty. Sch. Dist. No. 52 Bethel, 2.52%, 6/15/27	60,000	62,016
Massachusetts Edu. Auth.:
4.00%, 1/1/32	105,000	108,904
4.41%, 7/1/34	50,000	56,533
MI Hsg. Dev. Auth., 3.53%, 6/1/50	100,000	100,277
MN Hsg. Fin. Agy.:
2.31%, 1/1/27	230,000	230,761
4.73%, 1/1/49	95,000	100,270
ND Hsg. Fin. Agy., 3.70%, 7/1/33	100,000	103,898
North Hudson Sewer Auth., 2.88%, 6/1/28	150,000	157,081
Oregon State Fac. Auth., 3.29%, 10/1/40	100,000	91,541
Port Huron, MI, 3.02%, 3/1/45	150,000	154,383
Public Finance Authority, 4.23%, 7/1/32	105,000	120,617
So. Dakota Hsg. Dev. Auth., 3.89%, 5/1/32	15,000	15,634
South Carolina Ports Auth., 3.88%, 7/1/55	150,000	153,387
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	122,350
Tulane University, 1.99%, 2/15/36 [1]	90,000	84,601

MARCH 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Fair Value ($)

Western MI Univ. Homer Stryker MD. Sch. of Med.,, 4.75%, 11/15/28	100,000	115,946
Willoughby-Eastlake City Sch. Dist., 3.36%, 12/1/46	150,000	148,694

		2,534,704

U.S. Treasury / Federal Agency Securities - 0.8%
U.S. Treasury Bond, 2.00%, 2/15/50	200,000	231,695
U.S. Treasury Note, 1.63%, 10/31/26	50,000	53,521

		285,216

Total Bonds (cost: $11,304,568)		11,429,281

Investment Companies - 1.5%
BlackRock Enhanced Government Fund	4,886	62,736
BlackRock Income Trust	23,300	134,208
Eaton Vance Short Duration Div. Inc. Fund	9,700	106,021
Eaton Vance, Ltd. Duration Inc. Fund	4,600	48,622
Franklin, Ltd. Duration, Income Trust	1,200	9,420
MFS Intermediate Income Trust	1,200	4,320
Nuveen Multi-Market Income Fund, Inc.	3,953	24,124
Putnam Master Intermediate Income Trust	9,700	39,576
Putnam Premier Income Trust	15,700	71,278

Total Investment Companies (cost: $503,201)		500,305

Short-Term Securities - 6.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	2,174,120	2,174,120

(cost: $2,174,120)
Total Investments in Securities - 99.8%
(cost: $30,128,082)		34,164,627
Other Assets and Liabilities, net - 0.2%		70,038

Total Net Assets - 100.0%		$34,234,665

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of March 31, 2020 was $2,340,023 and represented 6.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of March 31, 2020.
[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

LLC — Limited Liability Company
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	20,060,921	—	—	20,060,921
Asset-Backed Securities	—	1,107,915	—	1,107,915
Collateralized Mortgage Obligations	—	3,085,836	—	3,085,836
Corporate Bonds	—	2,613,386	—	2,613,386
Federal Home Loan Mortgage Corporation	—	392,068	—	392,068
Federal National Mortgage Association	—	1,028,332	—	1,028,332
Government National Mortgage Association	—	381,824	—	381,824
Taxable Municipal Securities	—	2,534,704	—	2,534,704
U.S. Treasury / Federal Agency Securities	—	285,216	—	285,216
Investment Companies	500,305	—	—	500,305
Short-Term Securities	2,174,120	—	—	2,174,120

Total:	22,735,346	11,429,281	—	34,164,627

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2020	5